Segment Reporting and Business Concentrations - Summary of Revenue, Costs and Expenses and Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues	$ 653,721	$ 563,677	$ 500,908
Total costs and expenses	762,396	657,546	555,788
(Loss) income from operations	(108,675)	(93,869)	(54,880)
Intangible assets, including goodwill			1,677,032
Total assets	$ 2,303,644	$ 2,255,586	2,303,644
Operating Segments [Member] | Vivint [Member]
Segment Reporting Information [Line Items]
Revenues			483,401
Total costs and expenses			536,502
(Loss) income from operations			(53,101)
Intangible assets, including goodwill			1,677,032
Total assets			2,303,644
Operating Segments [Member] | 2GIG [Member]
Segment Reporting Information [Line Items]
Revenues			60,220
Total costs and expenses			52,200
(Loss) income from operations			8,020
Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues			(42,713)
Total costs and expenses			(32,914)
(Loss) income from operations			$ (9,799)